Note 13 - Related Parties (Details) (USD $)	1 Months Ended			0 Months Ended
	Jan. 31, 2009	Jan. 31, 2012	Feb. 28, 2011	Dec. 30, 2008	Mar. 31, 2015	Dec. 31, 2014	Aug. 31, 2013	Mar. 31, 2013	Dec. 22, 2011
Note 13 - Related Parties (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.01	$ 1.01	$ 1.93	$ 1.97	$ 2.00
Employee Stock Option [Member] | Material Advisors, LLC [Member]
Note 13 - Related Parties (Details) [Line Items]
Share Price	$ 0.70
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued	6,583,277
Warrant [Member] | Material Advisors, LLC [Member]
Note 13 - Related Parties (Details) [Line Items]
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued			2,904,653
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.83
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Manager [Member]
Note 13 - Related Parties (Details) [Line Items]
Performance Bonus		750,000
Material Advisors, LLC [Member]
Note 13 - Related Parties (Details) [Line Items]
Prior Notice Cancellation Period				90 years
Manager Annual Fee				1,000,000
Monthly Installments For Manager Annual Fee				$ 83,333
Management Agreement Automatic Renewal Period For Successive Periods			1 year